10. INVESTMENT IN ASSOCIATES (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
DisclosureOfInvestmentsInAssociatesLineItems [Line Items]
Investments in associates	$ 4,203	$ 4,692
GoviEx
DisclosureOfInvestmentsInAssociatesLineItems [Line Items]
Investments in associates	$ 4,203	$ 4,692	$ 0